Expenses by Nature - Summary of Expenses by Nature Selling and Marketing Expenses (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary Of Expenses By Nature Selling And Marketing Expenses [Line Items]
Selling and marketing expenses	₺ (2,005,420)	₺ (1,910,947)	₺ (1,901,859)
Selling expenses [member]
Summary Of Expenses By Nature Selling And Marketing Expenses [Line Items]
Selling and marketing expenses	(898,936)	(757,869)	(783,234)
Marketing expenses [member]
Summary Of Expenses By Nature Selling And Marketing Expenses [Line Items]
Selling and marketing expenses	(532,989)	(518,382)	(428,596)
Employee benefit expense [member]
Summary Of Expenses By Nature Selling And Marketing Expenses [Line Items]
Selling and marketing expenses	(394,421)	(354,380)	(381,582)
Frequency usage fees related to prepaid subscribers [member]
Summary Of Expenses By Nature Selling And Marketing Expenses [Line Items]
Selling and marketing expenses	(82,994)	(186,530)	(191,408)
Other [member]
Summary Of Expenses By Nature Selling And Marketing Expenses [Line Items]
Selling and marketing expenses	₺ (96,080)	₺ (93,786)	₺ (117,039)